RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS
Schedule of principal related parties with which the Group had transactions

Name of related parties	Relationship with the Group
Tianjin SAMC	Non-controlling shareholder of Vimicro Tianjin
Ningbo Sunny Opotech Co., Ltd	Non-controlling shareholder of Visiondigi
Vimicro Wuxi	Owned by certain executives of the Company
VMF Consulting Company	Owned by certain executives of the Company
Vimicro Qingdao	18% equity investee of the Company
Zhongtianxin	51% equity investee of the Company
Visiondigi	12.03% equity investee of the Company
Vimicro Tianshi	Owned by certain executives of the Company

Summary of related party transactions

	Years Ended December 31
	2011	2012	2013
Sales
Ningbo Sunny Opotech Co., Ltd	72	—	—
Vimicro Qingdao	4,193	333	—
Zhongtianxin	—	—	21,308
Tianjin SAMC	—	523	828
Purchase of inventories
Ningbo Sunny Opotech Co., Ltd.	64	—	—
Zhongtianxin	—	—	3,721

Schedule of related party balances

	As of December 31
	2012	2013
Amounts due from related parties:
Vimicro Tianshi	—	5,000
Vimicro Qingdao	3,200	77
VMF Consulting Company	430	450
Vimicro Wuxi	2	33
Tianjin SAMC	422	885
Visiondigi	64	—
Zhongtianxin	107	19,375
Total	4,225	25,820
Amounts due to related parties:
Vimicro Wuxi	513	204
Zhongtianxin	1,671	6,836
Total	2,184	7,040